Investment Securities -- Cost/Amoritized, Unrealized Gains/Losses & FV on AFS Investment Securities (Details 1) (10-Q) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Minimum disclosure of Unrealized losses on certain available-for-sale securities, less than	$ 1	$ 1,000,000	$ 1
Cost/ Amortized Cost	1,638	1,751	586
Unrealized Gains	39	5	20
Unrealized Losses	(2)	(27)	(2)
Fair Value	1,675	1,729	604
Restricted investments, at cost	1	1
Other Long-term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	2	2	1
Unrealized Gains	0	0	0
Unrealized Losses	0	0
Fair Value	2	2	1
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	39	112	61
Unrealized Gains	1	0	3
Unrealized Losses	0	(1)
Fair Value	40	111	64
Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	1,602	1,712	578
Unrealized Gains	37	5	20
Unrealized Losses	(2)	(26)	(2)
Fair Value	1,637	1,691	596
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	81	128	71
Unrealized Gains	1	0	2
Unrealized Losses	0	0
Fair Value	82	128	73
Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	15	14	7
Unrealized Gains	0	0	0
Unrealized Losses	0	(1)	0
Fair Value	15	13	7
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	82	71	63
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	82	71	63
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	111	117	25
Unrealized Gains	1	0
Unrealized Losses	0	(1)	(1)
Fair Value	112	116	24
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	132	140	99
Unrealized Gains	3	1	3
Unrealized Losses	0	(1)
Fair Value	135	140	102
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	1,041	1,018	256
Unrealized Gains	28	3	12
Unrealized Losses	(2)	(22)	(1)
Fair Value	1,067	999	$ 267
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	116	126
Unrealized Gains	3	1
Unrealized Losses	0	(1)
Fair Value	119	126
Common Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	19	23
Unrealized Gains	2	0
Unrealized Losses	0	0
Fair Value	$ 21	$ 23